CORPORATE ADMINISTRATIVE COSTS (Tables)	12 Months Ended
Dec. 31, 2017
CORPORATE ADMINISTRATIVE COSTS
Schedule of corporate administrative costs

	For the year ended
	December 31,	December 31,
	2017	2016

Salaries and benefits	$9,710	$4,154
Share-based compensation	4,846	5,061
Investor relations	1,064	1,535
Office	1,020	1,061
Professional fees	801	809
Insurance	507	403
Listing and filing fees	381	461
Travel and accommodation	347	365
Depreciation	140	104

	$18,816	$13,953